Inventory (Details) - CAD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Disclosure of fair value measurement of assets [line items]
Supplies and consumables	$ 14,987	$ 19,923
Merchandise and accessories	2,025	1,556
Inventory	143,602	106,132
Harvested cannabis
Disclosure of fair value measurement of assets [line items]
Work-in-process	58,496	45,692
Finished goods	45,653	15,295
Inventory	104,149	60,987
Extracted cannabis
Disclosure of fair value measurement of assets [line items]
Work-in-process	13,102	14,319
Finished goods	9,339	9,347
Inventory	22,441	23,666
Capitalized cost
Disclosure of fair value measurement of assets [line items]
Supplies and consumables	14,987	19,923
Merchandise and accessories	2,025	1,556
Inventory	95,283	86,285
Capitalized cost | Harvested cannabis
Disclosure of fair value measurement of assets [line items]
Work-in-process	25,977	30,936
Finished goods	34,871	13,518
Inventory	60,848	44,454
Capitalized cost | Extracted cannabis
Disclosure of fair value measurement of assets [line items]
Work-in-process	8,674	11,566
Finished goods	8,749	8,786
Inventory	17,423	20,352
Fair value adjustment
Disclosure of fair value measurement of assets [line items]
Supplies and consumables	0	0
Merchandise and accessories	0	0
Inventory	48,319	19,847
Fair value adjustment | Harvested cannabis
Disclosure of fair value measurement of assets [line items]
Work-in-process	32,519	14,756
Finished goods	10,782	1,777
Inventory	43,301	16,533
Fair value adjustment | Extracted cannabis
Disclosure of fair value measurement of assets [line items]
Work-in-process	4,428	2,753
Finished goods	590	561
Inventory	$ 5,018	$ 3,314